Statement of Changes in Stockholders' Equity - 2 months ended Jun. 30, 2018 - USD ($)	Total	Common Stock	Additional Paid-in Capital	Receivables from Stockholder	Retained Earnings
Balance - May 15, 2018 (Inception) at May. 14, 2018	$ 0	$ 0	$ 0	$ 0	$ 0
Common stock issued for cash	351,551	889	350,662	0	0
Warrants issued	305,174	0	305,174	0	0
Stock subscription receivable	(142,500)	0	0	(142,500)	0
Net loss	(42,375)	0	0	0	(42,375)
Balance - June 30, 2018 at Jun. 30, 2018	$ 471,850	$ 889	$ 658,836	$ (142,500)	$ (42,375)